Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Profit after tax from continuing operations		£ 1,274	£ 1,502	£ 3,549
Items from continuing operations that will never be reclassified to profit or loss:
Remeasurement (losses)/gains on pension assets and post-retirement benefit obligations		(724)	68	1,313
Net losses on equity instruments designated at fair value through other comprehensive income		(9)
Net (losses)/gains on financial liability designated at fair value through profit and loss attributable to changes in own credit risk		(3)	7	0
Net losses in respect of cash flow hedging of capital expenditure		(17)	(13)	0
Tax on items that will never be reclassified to profit or loss		212	(15)	(530)
Total items from continuing operations that will never be reclassified to profit or loss		(541)	47	783
Items from continuing operations that may be reclassified subsequently to profit or loss:
Exchange adjustments		551	347	(505)
Net (losses)/gains in respect of cash flow hedges		(128)	(40)	16
Net losses in respect of cost of hedging		(78)	(66)	0
Net losses on available-for-sale investments				(30)
Transferred to profit or loss on sale of available-for-sale investments				(73)
Net (losses)/gains on investment in debt instruments measured at fair value through other comprehensive income		(15)	2	0
Share of other comprehensive (losses)/income of associates, net of tax		(5)	1	0
Tax on items that may be reclassified subsequently to profit or loss		35	12	33
Total items that may be reclassified subsequently to profit or loss		360	256	(559)
Other comprehensive income for the year, net of tax from continuing operations		(181)	303	224
Other comprehensive income for the year, net of tax from discontinued operations	[1]	6	36	147
Other comprehensive income for the year, net of tax		(175)	339	371
Total comprehensive income for the year from continuing operations		1,093	1,805	3,773
Total comprehensive income for the year from discontinued operations		(3)	48	149
Total comprehensive income for the year		1,090	1,853	3,922
Attributable to:
Comprehensive income, attributable to equity shareholders of the parent		1,088	1,849	3,922
Continuing operations
Attributable to:
Comprehensive income, attributable to equity shareholders of the parent		1,091	1,801	3,773
Comprehensive income, attributable to non-controlling interests		2	4	0
Discontinued operations
Items from continuing operations that will never be reclassified to profit or loss:
Total items from continuing operations that will never be reclassified to profit or loss		0	36	142
Items from continuing operations that may be reclassified subsequently to profit or loss:
Share of other comprehensive (losses)/income of associates, net of tax		0	0	5
Total items that may be reclassified subsequently to profit or loss		6	0	5
Other comprehensive income for the year, net of tax		6	36	147
Total comprehensive income for the year		(3)	48	149
Attributable to:
Comprehensive income, attributable to equity shareholders of the parent		£ (3)	£ 48	£ 149

[1]	The other comprehensive income from discontinued operations relates to the items of other comprehensive income of Cadent (investment through Quadgas HoldCo Limited). Refer to note 10 for details.